Loans and Allowance for Loan Losses (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for Loan Losses
Beginning balance	$ 5,852	$ 5,213	$ 4,729
Charge-offs	(2,151)	(2,499)	(3,668)
Recoveries	734	623	452
Provision	300	2,515	3,700
Ending balance	4,735	5,852	5,213
Individually evaluated for impairment	1,063	700	431
Collectively evaluated for impairment	3,672	5,152	4,782
Loans
Individually evaluated for impairment	8,287	5,939	4,501
Collectively evaluated for impairment	307,679	305,529	315,626
Ending balance	315,966	311,468	320,127
Agricultural
Allowance for Loan Losses
Beginning balance	140	55	181
Charge-offs	(88)		(45)
Recoveries	6	5	10
Provision	120	80	(91)
Ending balance	178	140	55
Individually evaluated for impairment		1
Collectively evaluated for impairment	178	139	55
Loans
Individually evaluated for impairment	452	166
Collectively evaluated for impairment	36,596	31,624	38,929
Ending balance	37,048	31,790	38,929
Commercial and Industrial
Allowance for Loan Losses
Beginning balance	381	609	641
Charge-offs	(122)	(405)	(228)
Recoveries	337	61	32
Provision	(34)	116	164
Ending balance	562	381	609
Individually evaluated for impairment	53	112	7
Collectively evaluated for impairment	509	269	602
Loans
Individually evaluated for impairment	776	198	163
Collectively evaluated for impairment	67,754	67,167	58,522
Ending balance	68,530	67,365	58,685
Consumer
Allowance for Loan Losses
Beginning balance	250	197	243
Charge-offs	(351)	(338)	(361)
Recoveries	175	214	217
Provision	118	177	98
Ending balance	192	250	197
Individually evaluated for impairment	3
Collectively evaluated for impairment	189	250	197
Loans
Individually evaluated for impairment	37	32
Collectively evaluated for impairment	19,894	19,335	18,657
Ending balance	19,931	19,367	18,657
Commercial Real Estate
Allowance for Loan Losses
Beginning balance	2,596	2,299	1,729
Charge-offs	(858)	(869)	(1,357)
Recoveries	84	224	89
Provision	20	942	1,838
Ending balance	1,842	2,596	2,299
Individually evaluated for impairment	699	449	424
Collectively evaluated for impairment	1,143	2,147	1,875
Loans
Individually evaluated for impairment	4,195	3,723	2,758
Collectively evaluated for impairment	92,792	89,589	103,492
Ending balance	96,987	93,312	106,250
Construction Real Estate
Allowance for Loan Losses
Beginning balance	15	34	2
Charge-offs
Recoveries
Provision	(3)	(19)	32
Ending balance	12	15	34
Individually evaluated for impairment
Collectively evaluated for impairment	12	15	34
Loans
Individually evaluated for impairment
Collectively evaluated for impairment	890	1,056	1,169
Ending balance	890	1,056	1,169
Residential Real Estate
Allowance for Loan Losses
Beginning balance	1,923	1,847	1,554
Charge-offs	(732)	(887)	(1,677)
Recoveries	132	119	104
Provision	303	844	1,866
Ending balance	1,626	1,923	1,847
Individually evaluated for impairment	308	138
Collectively evaluated for impairment	1,318	1,785	1,847
Loans
Individually evaluated for impairment	2,827	1,820	1,580
Collectively evaluated for impairment	89,753	96,758	94,857
Ending balance	92,580	98,578	96,437
Unallocated
Allowance for Loan Losses
Beginning balance	547	172	379
Charge-offs
Recoveries
Provision	(224)	375	(207)
Ending balance	323	547	172
Individually evaluated for impairment
Collectively evaluated for impairment	$ 323	$ 547	$ 172